COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Space Segment Services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments

The Company provides its customers with space segment capacity services, which are purchased from third parties. Future minimum payments due for space segment services to be rendered subsequent to December 31, 2021, are as follows:

Year ending December 31,

2022	6,699
2023	2,452
2024	97

$9,248